United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Six months ended 09/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2017
Share Class | Ticker	A | FHIIX	B | FHBBX	C | FHICX
	Institutional | FHISX	R6 | FHBRX

Federated High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2017 through September 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2017, the Fund's index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	9.8%
Technology	9.5%
Cable Satellite	8.0%
Packaging	6.3%
Midstream	6.0%
Media Entertainment	5.9%
Independent Energy	5.6%
Gaming	4.5%
Wireless Communications	4.3%
Pharmaceuticals	4.0%
Other[2]	32.4%
Cash Equivalents[3]	3.1%
Other Assets and Liabilities—Net[4]	0.6%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.3%
	Aerospace/Defense—1.1%
$1,400,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,541,750
900,000	TransDigm, Inc., 5.50%, 10/15/2020	914,625
2,875,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,990,000
400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	413,000
2,425,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,509,875
575,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	590,456
	TOTAL	8,959,706
	Automotive—3.0%
1,875,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,926,562
950,000	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	988,333
1,875,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	1,896,094
1,725,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,908,281
1,750,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,894,375
650,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	687,375
4,025,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	4,155,812
925,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	954,582
900,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	941,625
375,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	393,281
675,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	707,063
250,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	255,000
3,150,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	3,216,937
2,075,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,209,875
350,000	Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	359,625
575,000	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	608,781
	TOTAL	23,103,601
	Banking—0.9%
1,300,000	Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	1,309,100
3,325,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,617,434
1,125,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,184,062
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Banking—continued
$1,000,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	$1,086,700
	TOTAL	7,197,296
	Building Materials—2.1%
1,300,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,337,440
150,000	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	160,125
880,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	904,200
725,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	775,750
1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,561,743
525,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	543,533
675,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	723,937
900,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	946,395
1,200,000	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,293,000
1,000,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,046,550
2,800,000	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,954,000
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	2,978,250
925,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	967,781
	TOTAL	16,192,704
	Cable Satellite—8.0%
600,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	636,000
525,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	555,188
1,375,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,526,250
2,550,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,652,000
425,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	441,520
1,700,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,789,250
475,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	493,406
2,175,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,185,875
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,575,188
1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,181,250
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$650,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	$658,938
1,850,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	1,928,625
1,850,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,919,375
1,350,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,380,375
2,325,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,377,312
900,000	Charter Communications Holdings II, 5.125%, 2/15/2023	931,500
1,050,000	Charter Communications Holdings II, 5.75%, 1/15/2024	1,093,313
1,075,000	DISH DBS Corp., 5.00%, 3/15/2023	1,106,578
5,100,000	DISH DBS Corp., 5.875%, 7/15/2022	5,431,500
250,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	287,500
250,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	241,875
1,475,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,589,312
2,450,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,088,625
3,025,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,881,312
650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	658,125
1,575,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,821,094
475,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	588,406
1,075,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,179,813
2,525,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,600,750
2,700,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,912,625
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,057,500
400,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	422,000
300,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	316,875
1,620,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,676,700
1,625,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,740,781
2,875,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,004,375
1,900,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,992,625
1,125,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,168,594
200,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	211,000
2,675,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,747,733
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	$1,789,687
	TOTAL	62,840,750
	Chemicals—2.1%
1,900,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	1,942,750
2,225,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,197,187
1,425,000	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,487,344
2,725,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,452,500
850,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	915,875
500,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	543,750
5,300,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	5,505,375
500,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	531,250
400,000	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	441,000
	TOTAL	16,017,031
	Construction Machinery—0.7%
650,000	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	689,000
850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	855,313
600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	603,750
800,000	United Rentals, Inc., 4.625%, 7/15/2023	838,000
575,000	United Rentals, Inc., 5.75%, 11/15/2024	612,375
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	614,531
800,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	861,960
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	654,000
	TOTAL	5,728,929
	Consumer Cyclical Services—0.9%
950,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	1,015,313
1,650,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,699,500
1,500,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,563,750
775,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	790,500
850,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	932,875
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$900,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	$927,000
	TOTAL	6,928,938
	Consumer Products—2.1%
2,975,000	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,963,500
3,225,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	3,274,342
275,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	284,281
2,500,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,612,500
2,900,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,997,875
1,675,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,809,000
125,000	Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	132,188
1,550,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	1,658,500
525,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	565,031
938,000	Springs Industries, Inc., 6.25%, 6/1/2021	969,658
	TOTAL	16,266,875
	Diversified Manufacturing—0.8%
2,725,000	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,851,032
1,925,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,994,781
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,643,000
	TOTAL	6,488,813
	Environmental—0.0%
225,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	230,063
	Finance Companies—2.1%
275,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	279,469
2,650,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,703,000
325,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	338,812
1,475,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	1,609,594
1,175,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,217,300
500,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	500,555
475,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	495,247
4,150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	4,367,875
4,350,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,589,250
	TOTAL	16,101,102
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—2.0%
$2,675,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	$1,939,375
1,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,728,594
1,650,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,769,625
1,300,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,368,250
350,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	362,250
2,200,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	2,201,375
975,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,014,000
2,175,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	2,251,125
475,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	499,344
2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,341,812
	TOTAL	15,475,750
	Gaming—4.5%
450,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	492,188
1,925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,065,775
2,150,000	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,187,625
3,325,000	Crc Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	3,337,469
1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	1,398,140
350,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	382,813
225,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	244,931
2,425,000	MGM Mirage, Inc., 7.75%, 3/15/2022	2,837,250
400,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	442,000
975,000	MGM Resorts International, 6.00%, 3/15/2023	1,077,375
825,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	839,437
2,300,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,466,750
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,222,000
2,150,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	2,209,125
1,875,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	1,898,437
4,725,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,795,875
2,265,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	2,298,975
1,763,000	Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,833,520
1,375,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,381,737
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$1,175,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	$1,157,375
875,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	892,491
	TOTAL	35,461,288
	Health Care—9.8%
925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	975,875
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	2,562,031
2,800,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,709,000
1,550,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,621,688
800,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	820,000
1,850,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	1,893,937
400,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	396,000
1,650,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,635,562
2,850,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	2,247,937
2,400,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,502,000
550,000	HCA, Inc., 4.75%, 5/1/2023	583,688
5,025,000	HCA, Inc., 5.00%, 3/15/2024	5,364,187
2,400,000	HCA, Inc., 5.875%, 5/1/2023	2,616,000
650,000	HCA, Inc., Bond, 5.875%, 3/15/2022	721,500
2,375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,508,594
1,250,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,437,113
2,150,000	HCA, Inc., 5.25%, 4/15/2025	2,330,062
1,325,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,407,813
1,200,000	Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,205,250
1,500,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,551,563
5,500,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	5,926,250
1,650,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,775,812
7,175,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	7,067,375
2,425,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	2,479,562
3,950,000	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,117,875
2,350,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	2,214,875
4,525,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	4,298,750
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	729,750
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$750,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	$796,875
1,150,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	1,173,000
1,925,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	1,903,344
1,475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,417,844
1,475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	1,390,188
875,000	Tenet Healthcare Corp., Series 144A, 4.625%, 7/15/2024	867,344
475,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	504,094
2,775,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,198,187
	TOTAL	76,950,925
	Independent Energy—5.6%
2,525,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	2,575,500
700,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	721,000
1,625,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	1,750,937
1,585,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,664,250
400,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	408,000
1,475,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,508,187
850,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	927,562
250,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	231,875
1,140,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,234,050
725,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	694,187
425,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	430,313
2,025,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	2,009,812
1,500,000	Continental Resources, Inc., 4.50%, 4/15/2023	1,507,500
750,000	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	804,375
850,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	890,375
1,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,167,250
350,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	217,875
550,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	556,875
950,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	965,437
1,075,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,093,812
1,000,000	Laredo Petroleum, 5.625%, 1/15/2022	1,012,500
800,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	828,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$425,000	Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	$441,469
1,350,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,377,000
500,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	512,500
400,000	PDC Energy, Inc., 7.75%, 10/15/2022	416,750
625,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	656,250
450,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	459,563
475,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	487,469
875,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	855,050
575,000	QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	608,063
900,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	947,250
400,000	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	408,000
1,425,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,410,750
1,150,000	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,147,125
875,000	Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	915,469
1,100,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,042,250
325,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	310,375
500,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	502,500
1,400,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	1,358,000
275,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	286,000
1,525,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	1,584,094
350,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	357,438
1,150,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	1,162,937
950,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	957,125
425,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	441,469
84,000	WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	91,770
375,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	422,344
1,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,606,719
	TOTAL	43,965,401
	Industrial - Other—0.8%
400,000	Anixter, Inc., 5.50%, 3/1/2023	436,500
1,150,000	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,204,625
3,350,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	3,350,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$1,100,000		JPW Industries Holding Corp., Series 144A, 9.00%, 10/1/2024	$1,130,250
		TOTAL	6,121,375
		Insurance - P&C—2.1%
2,300,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	2,360,375
2,675,000		Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,686,703
4,025,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	4,196,063
2,150,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,268,250
2,250,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	2,289,375
2,525,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	2,578,656
		TOTAL	16,379,422
		Leisure—1.1%
775,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 5.875%, 11/15/2026	763,375
550,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 6.125%, 5/15/2027	545,875
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,557,969
3,325,000	[1,2,3,4]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 4/1/2012	0
650,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	661,375
375,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	388,125
900,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	918,000
3,300,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,390,750
		TOTAL	8,225,469
		Lodging—0.1%
425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	442,000
		Media Entertainment—5.9%
850,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	860,625
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,371,375
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,576,875
975,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,045,687
2,425,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,735,391
825,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	850,781
1,875,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	1,940,625
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$400,000	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	$409,000
2,075,000	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,313,625
2,300,000	Gannett Co., Inc., 6.375%, 10/15/2023	2,455,250
150,000	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	158,438
625,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	629,687
1,825,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	1,884,312
1,350,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,414,125
600,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	655,500
2,175,000	Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,253,844
2,000,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,095,000
1,500,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	1,556,250
4,625,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,804,219
800,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	835,000
2,625,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,700,469
375,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	366,094
1,775,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,817,156
2,800,000	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,852,500
2,975,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,108,875
1,550,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	1,557,750
1,900,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,809,750
500,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	516,250
275,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	284,969
	TOTAL	45,859,422
	Metals & Mining—2.5%
1,575,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	1,639,969
1,500,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,505,625
2,575,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,549,250
3,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,384,000
575,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	615,250
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$1,000,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	$1,087,520
325,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	336,781
1,375,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	1,417,969
400,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	428,000
775,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	799,219
425,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	443,062
1,550,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,662,375
875,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	955,937
1,350,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,518,750
1,075,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,236,250
	TOTAL	19,579,957
	Midstream—6.0%
475,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	490,438
1,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,138,156
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	642,187
2,900,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	3,030,500
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,586,000
550,000	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	569,250
1,850,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,998,000
825,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/2024	941,531
2,750,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	2,818,750
3,125,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	3,371,094
1,450,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,402,875
1,000,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	975,000
2,025,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,974,375
2,300,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	2,423,625
2,000,000	MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	2,063,000
100,000	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	104,000
150,000	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2027	157,553
1,575,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	1,665,562
1,825,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	1,843,250
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,487,500
2,650,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,676,500
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	$1,912,500
900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	930,105
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	511,250
1,700,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series B, 5.375%, 2/1/2027	1,778,625
850,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	913,750
175,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	185,063
1,664,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,697,280
1,275,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,316,437
800,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	872,000
1,975,000	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	2,123,125
	TOTAL	46,599,281
	Oil Field Services—1.0%
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	152,625
1,075,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,101,875
1,500,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	1,556,250
1,725,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	1,755,188
1,275,000	Weatherford International Ltd., 7.00%, 3/15/2038	1,141,125
1,600,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,652,000
175,000	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	193,375
675,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	587,250
	TOTAL	8,139,688
	Packaging—6.3%
2,300,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,461,000
600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 4.625%, 5/15/2023	618,570
1,425,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,512,281
75,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	77,344
5,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	5,613,162
1,125,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,179,844
4,700,000	Berry Plastics Corp., 5.50%, 5/15/2022	4,912,675
2,325,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,432,531
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$4,725,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	$4,878,562
4,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	4,238,000
2,775,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,924,850
475,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	482,125
1,325,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,427,688
550,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	608,781
975,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	1,104,797
3,875,000	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	3,947,850
1,800,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	1,920,375
900,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,017,000
1,075,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,147,563
900,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	973,125
1,050,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,157,625
4,525,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,717,312
	TOTAL	49,353,060
	Paper—0.5%
575,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	576,438
3,250,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,241,875
	TOTAL	3,818,313
	Pharmaceuticals—4.0%
900,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	936,000
1,975,000	ENDO Dac/ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,639,250
400,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	328,000
2,325,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	1,894,875
6,275,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,580,906
1,875,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,607,813
3,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,850,750
1,575,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,474,594
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$1,500,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	$1,410,000
1,400,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,400,000
625,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	550,000
4,625,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	4,075,781
500,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	489,375
300,000	Valeant Pharmaceuticals International, Inc., Series 144A, 6.50%, 3/15/2022	317,250
900,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.00%, 3/15/2024	960,750
3,325,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,946,781
1,450,000	West Street Merger Sub, Inc. , Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	1,450,000
	TOTAL	30,912,125
	Refining—0.4%
3,025,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,100,625
	Restaurants—1.2%
1,822,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	1,880,532
1,650,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series OCT, 5.00%, 10/15/2025	1,687,125
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.25%, 5/15/2024	352,188
1,825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	1,866,062
375,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	387,188
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	977,031
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,939,062
	TOTAL	9,089,188
	Retailers—1.4%
4,125,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	3,229,050
1,175,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	1,226,406
2,575,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,636,156
925,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	736,531
1,975,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,928,094
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$1,400,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	$1,442,000
	TOTAL	11,198,237
	Supermarkets—0.4%
2,075,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	1,836,375
1,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,661,844
	TOTAL	3,498,219
	Technology—9.5%
3,350,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,446,312
875,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	917,936
300,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	316,500
1,675,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,873,923
500,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	536,875
1,675,000	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,758,750
300,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	314,376
3,075,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,398,411
2,875,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,993,594
625,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	655,313
7,450,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	7,822,500
1,300,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,391,390
925,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	978,188
3,875,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	4,141,406
4,900,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,011,720
3,325,000	Infor US, Inc., 6.50%, 5/15/2022	3,464,218
2,825,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,853,250
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	2,924,812
925,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	1,014,031
650,000	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	695,500
825,000	NCR Corp., 6.375%, 12/15/2023	882,008
1,150,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,173,000
1,375,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,412,812
700,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	725,900
1,318,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,343,701
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$700,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	$761,460
2,475,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	2,635,875
500,000	Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	572,500
2,750,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,629,687
1,525,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,617,148
1,225,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,275,593
725,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	801,125
500,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	529,525
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	247,500
3,575,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	4,087,834
1,250,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,310,162
1,175,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	1,191,891
2,100,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	2,126,250
225,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	232,875
900,000	Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	976,500
921,000	Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	976,836
	TOTAL	74,019,187
	Transportation Services—0.8%
375,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	376,406
2,225,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,330,688
1,175,000	HDTFS, Inc., 6.25%, 10/15/2022	1,122,125
1,150,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	1,040,750
1,175,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	1,214,656
	TOTAL	6,084,625
	Utility - Electric—2.3%
4,600,000	Calpine Corp., 5.75%, 1/15/2025	4,364,250
950,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	986,860
2,650,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	2,832,187
2,775,000	NRG Energy, Inc., 6.25%, 5/1/2024	2,899,875
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	894,625
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,450,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	$1,239,125
2,900,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	3,030,500
550,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	588,500
		TOTAL	18,286,672
		Wireless Communications—4.3%
800,000		Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	850,000
2,400,000		Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	2,598,000
1,850,000		Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,814,165
400,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	417,000
1,125,000		Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,177,031
1,100,000		Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,165,725
3,400,000		Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	3,676,250
3,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,844,562
1,950,000		Sprint Corp., 7.125%, 6/15/2024	2,198,625
2,900,000		Sprint Corp., 7.875%, 9/15/2023	3,371,250
1,150,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,325,375
2,850,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,077,145
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,690,301
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,780,750
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	459,128
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	369,688
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	512,620
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,815,600
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	691,406
		TOTAL	33,834,621
		TOTAL CORPORATE BONDS (IDENTIFIED COST $732,804,222)	752,450,658
		COMMON STOCKS—0.0%
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
47	[1,3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $334,618)	0
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		INVESTMENT COMPANY—3.1%
24,227,776	[6]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[7] (IDENTIFIED COST $24,233,177)	$24,232,622
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $757,372,017)[8]	776,683,280
		OTHER ASSETS AND LIABILITIES - NET—0.6%[9]	4,750,367
		TOTAL NET ASSETS—100%	$781,433,647
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Principal amount and interest were not paid upon final maturity.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2017, these restricted securities amounted to $0, which represented 0.0% of total net assets.
6	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2017	16,982,388
Purchases/Additions	95,003,968
Sales/Reductions	(87,758,580)
Balance of Shares Held 9/30/2017	24,227,776
Value	$24,232,622
Change in Unrealized Appreciation/Depreciation	$(555)
Net Realized Gain/(Loss)	$(1,904)
Dividend Income	$116,054
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $757,808,118.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$752,450,658	$0	$752,450,658
Equity Securities:
Common Stocks
Domestic	—	—	0	0
Investment Company	24,232,622	—	—	24,232,622
TOTAL SECURITIES	$24,232,622	$752,450,658	$0	$776,683,280
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.59	$7.06	$7.65	$7.94	$7.91	$7.62
Income From Investment Operations:
Net investment income	0.20[1]	0.38[1]	0.39[1]	0.41[1]	0.45[1]	0.51[1]
Net realized and unrealized gain (loss) on investments	0.11	0.53	(0.57)	(0.27)	0.05	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.91	(0.18)	0.14	0.50	0.82
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.41)	(0.43)	(0.47)	(0.55)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	—	0.00[2]	0.02
Net Asset Value, End of Period	$7.70	$7.59	$7.06	$7.65	$7.94	$7.91
Total Return[4]	4.13%	13.23%	(2.42)%	1.89%	6.64%[3]	11.42%[3]
Ratios to Average Net Assets:
Net expenses	0.89%[5]	1.14%	1.24%	1.23%	1.23%	1.23%
Net investment income	5.23%[5]	5.14%	5.34%	5.33%	5.78%	6.53%
Expense waiver/reimbursement[6]	0.11%[5]	0.04%	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$511,239	$626,760	$609,393	$753,815	$904,021	$951,934
Portfolio turnover	12%	34%	23%	31%	28%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.13% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.58	$7.04	$7.64	$7.92	$7.90	$7.61
Income From Investment Operations:
Net investment income	0.17[1]	0.32[1]	0.33[1]	0.36[1]	0.39[1]	0.45[1]
Net realized and unrealized gain (loss) on investments	0.10	0.55	(0.58)	(0.26)	0.04	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.87	(0.25)	0.10	0.43	0.76
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.35)	(0.38)	(0.41)	(0.49)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	—	0.00[2]	0.02
Net Asset Value, End of Period	$7.68	$7.58	$7.04	$7.64	$7.92	$7.90
Total Return[4]	3.56%	12.53%	(3.28)%	1.25%	5.71%[3]	10.59%[3]
Ratios to Average Net Assets:
Net expenses	1.74%[5]	1.92%	1.99%	1.98%	1.98%	1.98%
Net investment income	4.36%[5]	4.36%	4.58%	4.58%	5.03%	5.78%
Expense waiver/reimbursement[6]	0.04%[5]	0.03%	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,279	$34,013	$36,968	$53,705	$69,465	$78,132
Portfolio turnover	12%	34%	23%	31%	28%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.57	$7.04	$7.64	$7.92	$7.89	$7.60
Income From Investment Operations:
Net investment income	0.17[1]	0.32[1]	0.33[1]	0.36[1]	0.39[1]	0.45[1]
Net realized and unrealized gain (loss) on investments	0.11	0.54	(0.58)	(0.26)	0.05	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.86	(0.25)	0.10	0.44	0.76
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.35)	(0.38)	(0.41)	(0.49)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	—	0.00[2]	0.02
Net Asset Value, End of Period	$7.68	$7.57	$7.04	$7.64	$7.92	$7.89
Total Return[4]	3.71%	12.40%	(3.28)%	1.26%	5.85%[3]	10.60%[3]
Ratios to Average Net Assets:
Net expenses	1.71%[5]	1.91%	1.99%	1.99%	1.98%	1.98%
Net investment income	4.40%[5]	4.37%	4.59%	4.58%	5.03%	5.78%
Expense waiver/reimbursement[6]	0.04%[5]	0.03%	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$137,229	$148,083	$149,649	$185,912	$212,735	$220,942
Portfolio turnover	12%	34%	23%	31%	28%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2017	Period Ended 3/31/2017[1]

Net Asset Value, Beginning of Period	$7.59	$7.55
Income From Investment Operations:
Net investment income	0.21[2]	0.07[2]
Net realized and unrealized gain on investments	0.10	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.10
Less Distributions:
Distributions from net investment income	(0.21)	(0.06)
Net Asset Value, End of Period	$7.69	$7.59
Total Return	4.13%	1.37%
Ratios to Average Net Assets:
Net expenses	0.64%[3]	0.64%[3]
Net investment income	5.39%[3]	5.35%[3]
Expense waiver/reimbursement	0.06%[3]	0.10%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$51,007	$13,971
Portfolio turnover	12%	34%[4]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Computed on an annualized basis.
4	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2017	Period Ended 3/31/2017[1]
Net Asset Value, Beginning of Period	$7.60	$7.55
Income From Investment Operations:
Net investment income	0.20[2]	0.07[2]
Net realized and unrealized gain on investments	0.10	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.11
Less Distributions:
Distributions from net investment income	(0.21)	(0.06)
Net Asset Value, End of Period	$7.69	$7.60
Total Return	3.95%	1.46%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.63%[3]
Net investment income	5.29%[3]	5.36%[3]
Expense waiver/reimbursement	0.04%[3]	0.06%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,679	$0[4]
Portfolio turnover	12%	34%[5]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Computed on an annualized basis.
4	Represents less than $1,000.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2017 (unaudited)
Assets:
Investment in securities, at value including $24,232,622 of investment in an affiliated holding (identified cost $757,372,017)		$776,683,280
Income receivable		13,095,694
Receivable for investments sold		251,798
Receivable for shares sold		831,675
TOTAL ASSETS		790,862,447
Liabilities:
Payable for investments purchased	$8,217,944
Payable for shares redeemed	623,886
Payable to adviser (Note 5)	19,594
Payable for administrative fees (Note 5)	3,433
Payable for distribution services fee (Note 5)	103,172
Payable for other service fees (Notes 2 and 5)	211,012
Accrued expenses (Note 5)	249,759
TOTAL LIABILITIES		9,428,800
Net assets for 101,603,265 shares outstanding		$781,433,647
Net Assets Consist of:
Paid-in capital		$856,798,107
Net unrealized appreciation of investments		19,311,263
Accumulated net realized loss on investments		(96,039,659)
Undistributed net investment income		1,363,936
TOTAL NET ASSETS		$781,433,647
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($511,239,196 ÷ 66,429,944 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$7.70
Offering price per share (100/95.50 of $7.70)	$8.06
Redemption proceeds per share	$7.70
Class B Shares:
Net asset value per share ($29,279,016 ÷ 3,812,911 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.68
Offering price per share	$7.68
Redemption proceeds per share (94.50/100 of $7.68)	$7.26
Class C Shares:
Net asset value per share ($137,228,694 ÷ 17,878,755 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$7.68
Offering price per share	$7.68
Redemption proceeds per share (99.00/100 of $7.68)	$7.60
Institutional Shares:
Net asset value per share ($51,007,495 ÷ 6,634,244 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.69
Offering price per share	$7.69
Redemption proceeds per share	$7.69
Class R6 Shares:
Net asset value per share ($52,679,246 ÷ 6,847,411 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.69
Offering price per share	$7.69
Redemption proceeds per share	$7.69
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2017 (unaudited)
Investment Income:
Interest			$24,382,515
Dividends received from an affiliated holding			116,054
TOTAL INCOME			24,498,569
Expenses:
Investment adviser fee (Note 5)		$2,006,909
Administrative fee (Note 5)		317,047
Custodian fees		18,213
Transfer agent fee (Note 2)		414,387
Directors'/Trustees' fees (Note 5)		7,635
Auditing fees		20,104
Legal fees		5,585
Portfolio accounting fees		102,131
Distribution services fee (Note 5)		655,643
Other service fees (Notes 2 and 5)		906,242
Share registration costs		52,239
Printing and postage		36,667
Miscellaneous (Note 5)		16,717
TOTAL EXPENSES		4,559,519
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(147,418)
Reimbursement of other operating expenses (Notes 2 and 5)	(199,268)
TOTAL WAIVER AND REIMBURSEMENTS		(346,686)
Net expenses			4,212,833
Net investment income			20,285,736
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized loss of $(1,904) on sales of investments in an affiliated holding)			5,233,549
Net change in unrealized appreciation of investments (including change in unrealized depreciation of $(555) on investments in an affiliated holding)			5,624,449
Net realized and unrealized gain on investments			10,857,998
Change in net assets resulting from operations			$31,143,734
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2017	Year Ended 3/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,285,736	$40,860,276
Net realized gain (loss) on investments	5,233,549	(12,265,634)
Net change in unrealized appreciation/depreciation of investments	5,624,449	72,196,418
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,143,734	100,791,060
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,521,645)	(32,812,821)
Class B Shares	(690,984)	(1,620,753)
Class C Shares	(3,144,735)	(6,732,137)
Institutional Shares	(964,574)	(42,138)
Class R6 Shares	(925,782)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,247,720)	(41,207,850)
Share Transactions:
Proceeds from sale of shares	139,536,026	134,759,397
Net asset value of shares issued to shareholders in payment of distributions declared	18,444,258	37,148,442
Cost of shares redeemed	(210,269,636)	(204,738,250)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,289,352)	(32,830,411)
Redemption Fees	—	64,425
Change in net assets	(41,393,338)	26,817,224
Net Assets:
Beginning of period	822,826,985	796,009,761
End of period (including undistributed net investment income of $1,363,936 and $1,325,920, respectively)	$781,433,647	$822,826,985
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2017 (unaudited)
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
The Fund's Institutional Shares and Class R6 Shares commenced operations on January 27, 2017.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and R6 Shares
Semi-Annual Shareholder Report

may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $346,686 is disclosed in various locations in this Note 2 and Note 5. For the six months ended September 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$300,919	$(193,622)
Class B Shares	23,154	(1,245)
Class C Shares	73,258	—
Institutional Shares	11,410	(4,401)
Class R6 Shares	5,646	—
TOTAL	$414,387	$(199,268)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$687,694
Class B Shares	39,687
Class C Shares	178,861
TOTAL	$906,242
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at September 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Motels of America, Inc.	8/30/1994	$117,506	$0
Sullivan Graphics, Inc.	2/8/1990	$217,112	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize share activity:
	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,789,784	$36,625,935	13,628,548	$101,406,113
Shares issued to shareholders in payment of distributions declared	1,711,494	13,044,028	3,983,705	29,461,244
Shares redeemed	(22,624,416)	(172,796,012)	(21,417,244)	(159,379,399)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(16,123,138)	$(123,126,049)	(3,804,991)	$(28,512,042)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	79,739	$608,535	462,595	$3,401,686
Shares issued to shareholders in payment of distributions declared	81,950	623,695	199,026	1,468,108
Shares redeemed	(838,358)	(6,408,560)	(1,421,825)	(10,537,304)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(676,669)	$(5,176,330)	(760,204)	$(5,667,510)

	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	688,034	$5,253,996	2,140,654	$15,830,345
Shares issued to shareholders in payment of distributions declared	389,378	2,962,317	838,736	6,186,266
Shares redeemed	(2,753,757)	(21,034,257)	(4,683,965)	(34,676,219)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,676,345)	$(12,817,944)	(1,704,575)	$(12,659,608)

	Six Months Ended 9/30/2017		Period Ended 3/31/2017[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,527,758	$42,248,796	1,856,695	$14,121,153
Shares issued to shareholders in payment of distributions declared	116,569	888,439	4,365	32,824
Shares redeemed	(851,851)	(6,514,077)	(19,292)	(145,328)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,792,476	$36,623,158	1,841,768	$14,008,649

	Six Months Ended 9/30/2017		Period Ended 3/31/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,184,637	$54,798,737	13	$100
Shares issued to shareholders in payment of distributions declared	121,261	925,779	—	—
Shares redeemed	(458,500)	(3,516,730)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,847,398	$52,207,786	13	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,836,278)	$(52,289,379)	(4,427,989)	$(32,830,411)
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
Semi-Annual Shareholder Report

Redemption Fees
Effective December 30, 2016, the Directors approved the elimination of the Fund's 2.00% redemption fee. Prior to December 30, 2016, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeemed shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended March 31, 2017, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $49,867, $2,801 and $11,757, respectively.
4. FEDERAL TAX INFORMATION
At September 30, 2017, the cost of investments for federal tax purposes was $757,808,118. The net unrealized appreciation of investments for federal tax purposes was $18,875,162. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,475,361 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,600,199.
At March 31, 2017, the Fund had a capital loss carryforward of $100,598,558 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$—	$33,787,352	$33,787,352
2018	$37,008,996	NA	$37,008,996
2019	$29,802,210	NA	$29,802,210
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Prior to December 30, 2016, the annual advisory fee was 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2017, the Adviser waived $135,526 of its fee.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2017, the Adviser reimbursed $11,892.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$119,062
Class C Shares	536,581
TOTAL	$655,643
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2017, FSC retained $148,241 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2017, FSC retained $45,679 in sales charges from the sale of Class A Shares. FSC also retained $1,899 of CDSC relating to redemptions of Class A Shares, $43,864 of CDSC relating to redemptions of Class B Shares and $4,560 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2017, FSSC received $100,766 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.74%, 1.71%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended September 30, 2017, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $747,156.
Semi-Annual Shareholder Report

General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2017, were as follows:
Purchases	$90,755,504
Sales	$151,986,072
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2017, the Fund had no outstanding loans. During the six months ended September 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2017, there were no outstanding loans. During the six months ended September 30, 2017, the program was not utilized.
9. SUBSEQUENT EVENTs
Effective December 1, 2017, Class B Shares will be closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares will be closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,041.30	$4.55
Class B Shares	$1,000	$1,035.60	$8.88
Class C Shares	$1,000	$1,037.10	$8.73
Institutional Shares	$1,000	$1,041.30	$3.28
Class R6 Shares	$1,000	$1,039.50	$3.22
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.60	$4.51
Class B Shares	$1,000	$1,016.40	$8.80
Class C Shares	$1,000	$1,016.50	$8.64
Institutional Shares	$1,000	$1,021.90	$3.24
Class R6 Shares	$1,000	$1,021.90	$3.19
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.74%
Class C Shares	1.71%
Institutional Shares	0.64%
Class R6 Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated High Income Bond Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 25 basis points in the contractual advisory fee.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's
Semi-Annual Shareholder Report

investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8110103 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017